CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net income (loss)	¥ 393,613,911	$ 57,248,769	¥ 285,051,632	¥ 265,800,559
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,549,965	3,716,088	24,956,433	35,354,865
Impairment of long-lived assets	5,008,677	728,482
Share of loss in equity method investments	8,300,584	1,207,270	899,584	10,464,579
Gain from disposal of a long-term investment	(36,723,048)	(5,341,146)	(1,649,041)	(35,719,805)
Interest income	(20,447,590)	(2,973,979)	(14,698,429)	(15,310,169)
Interest expenses			1,442,709
Bad debt expense	1,978,374	287,743	483,610	1,866,310
(Gain) loss from trading securities	57,774,952	8,403,018	(59,165,221)	(24,564,162)
Loss (Gain) on disposal of property and equipment	(267,849)	(38,957)	3,899,331	2,750,182
Foreign exchange (gain) loss	430,430	62,603	2,784,857	(4,452,855)
Share-based compensation	16,108,950	2,342,950	38,048,000
Income tax expenses related to dividend distribution	23,345,894	3,395,519	67,675,809
Gains from the acquisition of an equity method investment	(1,344,212)	(195,508)
Changes in operating assets and liabilities:
Restricted cash			7,200,000	(10,200,000)
Accounts receivable	(12,368,310)	(1,798,896)	(17,931,396)	(1,436,586)
Prepaid rent	(185,941)	(27,044)	8,548,750	1,874,561
Inventories	621,293	90,363	(510,999)	53,480
Amounts due from related parties	1,694,216	246,413	13,816,640	16,804,025
Other current assets	(13,933,400)	(2,026,527)	(5,892,325)	(10,018,050)
Loans receivable				1,515,836
Other assets	(1,964,823)	(285,772)	1,728,263	849,292
Accounts payable	1,183,032	172,065	(407,953)	134,100
Amounts due to related parties	(187,440)	(27,262)	290,093	182,925
Salary and welfare payable	(2,203,639)	(320,506)	7,507,074	5,922,207
Deferred revenue	45,575,254	6,628,646	52,004,162	50,255,944
Advance from customers	2,707,962	393,857	(2,116,543)	17,310,323
Accrued expenses and other current liabilities	(4,468,873)	(649,971)	44,287,986	105,419,762
Income tax payable	4,328,055	629,489	20,753,618	6,062,490
Unrecognized tax benefits	56,319,776	8,191,372	9,610,768	25,212,613
Deferred rent	(1,025,731)	(149,186)	(15,846,523)	(5,935,719)
Other long-term liabilities	22,636,533	3,292,347	10,672,479	15,656,106
Deferred taxes	(17,107,359)	(2,488,162)	(6,777,448)	(12,296,224)
Net cash provided by operating activities	554,949,643	80,714,078	476,665,920	443,556,589
Investing activities:
Purchases of property and equipment	(138,471,216)	(20,139,803)	(16,552,148)	(5,837,534)
Purchases of intangible assets	(3,491,958)	(507,884)	(15,386)	(255,788)
Proceeds from disposal of property and equipment	126,301	18,370	2,678,696
Acquisitions, net of cash received	(13,302,894)	(1,934,826)
Increase in long-term investments			(100,701,474)	(2,090,123)
Proceeds from disposal of a long-term investment	89,182,803	12,971,101		63,986,039
Advance for acquisitions	(18,121,700)	(2,635,692)
Advance to equity method investees				(14,200,539)
Prepayments for investments				(9,000,000)
Purchases of short-term investments	(772,540,145)	(112,361,304)	(781,850,000)	(368,000,000)
Proceeds from short-term investments	889,325,672	129,347,054		564,709,574
Increase of long-term time deposits	(60,000,000)	(8,726,638)
Purchases of trading securities	(88,258,150)	(12,836,616)	(39,972,398)	(164,576,117)
Proceeds from disposal of trading securities	30,544,376	4,442,495	64,874,851	129,262,486
Loan to related parties	(4,300,000)	(625,409)	(3,500,000)	(150,000,000)
Repayment of loan from a related party			128,110,474	30,000,000
Repayment from a related party			8,671,250
Loan to third parties	(166,819,164)	(24,262,841)
Repayment from third party	118,380,000	17,217,657
Loan to franchisees	(54,060,267)	(7,862,740)	(6,600,000)
Repayment from franchisees	10,050,000	1,461,712
Net cash generated from (used in) investing activities	(181,756,342)	(26,435,364)	(744,856,135)	73,997,998
Financing activities:
Distribution to the shareholders (Note 1)	(200,532,021)	(29,166,173)	(579,042,699)	(17,956,030)
Income tax paid related to the above distribution	(3,000,000)	(436,332)	(64,675,809)
(Increase) Decrease in Restricted cash	(300,000)	(43,633)	180,000,000	(115,000,000)
Proceeds from short-term borrowings	60,000,000	8,726,638	60,000,000
Repayment of short-term borrowings			(61,442,709)
Proceeds from issuance of Class A ordinary shares	837,505,007	121,810,051
Payment for initial public offering costs	(30,827,578)	(4,483,685)
Net cash (used in) generated from financing activities	662,845,408	96,406,866	(465,161,217)	(132,956,030)
Effect of exchange rate changes on cash and cash equivalents	66,023,411	9,602,707	(1,467,838)	6,327,858
Net increase (decrease) in cash and cash equivalents	1,102,062,120	160,288,287	(734,819,270)	390,926,415
Cash and cash equivalents at the beginning of the year	161,963,665	23,556,638	896,782,935	505,856,520
Cash and cash equivalents at the end of the year	1,264,025,785	183,844,925	161,963,665	896,782,935
Supplemental disclosure of cash flow information:
Interest paid			(1,442,709)
Income taxes paid	(93,299,479)	(13,569,847)	¥ (160,064,218)	(64,944,731)
Supplemental disclosure of non-cash investing and financing activities:
Consideration payable for acquisition of a business	10,000,000	1,454,440
Acquisition of a subsidiary transferred from long-term investment	3,330,000	484,328
Loan receivable settled for acquisition of a subsidiary	¥ 8,225,876	$ 1,196,404
Acquisition of investment through conversion of loan				20,000,000
Receivable from disposal of investment included in other assets				65,743,639
Unrealized gain from disposal of investment included in other long-term liabilities				¥ 36,723,048